The Michaels Companies and its Subsidiaries (Details) (USD $)	12 Months Ended	1 Months Ended	0 Months Ended	9 Months Ended
	Feb. 01, 2014	Jul. 31, 2013	Jul. 29, 2013 item	Nov. 01, 2014	Nov. 02, 2013	Feb. 02, 2013
Reorganization
Shares issued	175,024,037.2			204,000,000	175,000,000	174,780,137.1
Common Stock, par value (in dollars per share)	$ 0.06775			0.06775	$ 0.06775	$ 0.06775
Dividend declared	$ 769,000,000
Michaels Stores Inc
Reorganization
Number of shares of common stock for which rights to receive available		1
Number of shares of common stock of which options assumed		1
Number of shares of common stock converted into Parent common stock		174,800,000
Shares issued		100
Common Stock, par value (in dollars per share)		$ 0.10
PIK Notes
Reorganization
Principal amount of notes issued			800,000,000
PIK interest rate one (as a percent)			7.50%	7.50%
PIK interest rate two (as a percent)			8.25%	8.25%
Number of interest payments to be paid entirely in cash			2
Proceeds from debt after discount, fees and expenses			$ 783,000,000